SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2025
SIGNIFICANT ACCOUNTING POLICIES
SIGNIFICANT ACCOUNTING POLICIES

NOTE 3 - SIGNIFICANT ACCOUNTING POLICIES

Detailed below are the most relevant accounting policies used by Telecom for the preparation of these consolidated financial statements, which have been applied uniformly with respect to comparative years.

a)    Going Concern

The consolidated financial statements have been prepared on a going concern basis as there is a reasonable expectation that Telecom will continue its operational activities in the foreseeable future (and in any event with a time horizon of more than twelve months).

b)    Foreign Currency Translation

Items included in the financial statements of each of the Company’s subsidiaries are measured using the currency of the primary economic environment in which the entity operates (“the functional currency”). The consolidated financial statements are presented in Argentine pesos, which is the functional currency of all the Company’s subsidiaries located in Argentina. In general, the functional currency for the Company’s foreign subsidiaries is the respective legal currency of each country, except for Opalker and its subsidiary Ubiquo, whose functional currency is the US dollar.

The assets and liabilities of the Company’s foreign subsidiaries are translated using the exchange rates in effect at the reporting date, while income and expenses are translated at the average exchange rates for the year. Translation differences resulting from the application of this method are recognized under Other Comprehensive Income. The cash flows of foreign consolidated subsidiaries expressed in foreign currencies included in the consolidated financial statements are translated at the average exchange rates for each year.

Additionally, the joint ventures OPH and Openxpand have the U.S. dollar as their functional currency. For the registration of Telecom’s participation in these joint ventures, their financial information is translated into the Company’s functional currency by applying the closing exchange rate for assets and liabilities, and average exchange rates for each fiscal year for revenues and expenses. The resulting translation differences are recognized in “Other Comprehensive Income” and accumulated in equity under “Translation Adjustment.” Such adjustment is reclassified to profit or loss when the Company loses its interest in the joint venture.”

c)    Foreign Currency Transactions

Transactions in foreign currencies are translated into the functional currency using the foreign exchange rate prevailing at the date of the transaction. Monetary assets and liabilities denominated in foreign currencies are translated into the functional currency at the foreign exchange rate prevailing at the reporting date. Exchange differences recognized in real terms, are included in the consolidated income statement in the items “Foreign currency exchange gains (losses) on borrowings” and “Other foreign currency exchange gains (losses)” within the line items “Financial results from borrowings” and “Other financial results, net”, respectively, except when they are deferred in equity for transactions that qualify as cash flow hedges, if applicable.

d)    Principles of consolidation and equity method

d.1) Subsidiaries

Subsidiaries are all entities over which the Company has control. The Company controls an entity where the Company is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power to direct the activities of the entity. Subsidiaries are fully consolidated from the date on which control is transferred to the Company. They are deconsolidated from the date that control ceases.

The acquisition method of accounting is used to account for business combinations by the Company (see item d.7) to this Note).

Non-controlling interests in the results and equity of subsidiaries are shown separately in the consolidated statement of profit or loss, statement of comprehensive income, statement of changes in equity and statement of financial position respectively.

Inter-company transactions, balances and unrealized gains on transactions between Telecom Argentina and its subsidiaries are eliminated. Unrealized losses are also eliminated, unless the transaction provides evidence of impairment of the transferred assets.

The subsidiaries’ financial statements cover the same periods and are prepared as of the same closing date and in accordance with the same accounting policies as those of Telecom Argentina.

Note 1.a) details the subsidiaries, together with the interest percentages held directly or indirectly in each subsidiary’s capital stock and votes, main activity and country of origin as of December 31, 2025.

d.2) Transactions with non-controlling interests

Telecom considers any transactions executed with non-controlling shareholders that do not result in a loss of control, as transactions among shareholders. A change in the equity interests held by Telecom is considered as an adjustment in the book value of controlling interests and non-controlling interests to reflect the changes in its relative interests. The differences between the amount for which non-controlling interests are adjusted and the fair value of the consideration paid or received and attributed to the shareholders of the controlling company will be directly recognized in “Other comprehensive income (loss)” in the equity attributed to the parent company.

d.3) Investments in Associates

Associates are all entities over which Telecom has significant influence but not control or joint control. This is generally the case where the Company holds between 20% and 50% of the voting rights.

Investments in associates are accounted for using the equity method (see item d.5) to this note), after initially being recognized at cost.

Note 4 details the investments in associates, together with the interest percentages held directly or indirectly in each company’s capital stock and votes, main activity and country of origin as of December 31, 2025.

d.4) Joint arrangements

Under IFRS 11 “Joint Arrangements” investments in joint arrangements are classified as either joint operations or joint ventures. The classification depends on the contractual rights and obligations of each investor. As of the date of these consolidated financial statements, Telecom only maintains joint arrangements that qualify as joint ventures, namely:

d.4.1) Joint venture

Interests in joint ventures are accounted for using the equity method, after initially being recognized at cost in the consolidated statement of financial position.

In April 2023, the Company acquired a 50% shareholding in OPH, over which joint control is exercised.

Until May 19, 2025, Telecom Argentina indirectly held 100% of Openxpand (formerly Parklet) through Opalker. On May 19, 2025, Opalker transferred to the unrelated company Tech - Co Enablers, LLC the shares representing 49% of Openxpand’s capital stock and voting rights, and on that same date, the company was renamed Openxpand. Consequently, from that date, Opalker’s interest in the company is 51%.

On the same date, the parties entered into a shareholders’ agreement (“Agreement”) which establishes, among other matters, the rights and obligations of both parties regarding their participation in the company. Pursuant to the Agreement, a special majority with the consent of both shareholders is required to decide on key business and corporate matters. Therefore, Opalker alone does not have the ability to use its power over the investee to influence its returns, and exercises joint control.

Accordingly, from the date of the share transfer, the investment in this company is measured and presented in these consolidated financial statements as a joint venture (see Note 4).

d.5) Equity method

Under the equity method of accounting, the investments are initially recognized at cost and adjusted thereafter to recognize Telecom’s share of the post-acquisition profits or losses of the investee in profit or loss, and Telecom’s share of movements in other comprehensive income of the investee in other comprehensive income. Dividends received or receivable from associates and joint ventures are recognized as a reduction in the carrying amount of the investment.

Telecom’s investment in associates includes the goodwill identified at the time of the acquisition, net of any impairment losses. For more information on impairment of Fixed and Intangible Assets, see item m) to this note.

Unrealized gains on transactions between Telecom and its associates and joint ventures are eliminated to the extent of the group’s interest in these entities.

The associates’ and joint ventures’ financial statements cover the same periods and are prepared as of the same closing date as of the Telecom’s financial statements. Adjustments were made, where necessary, to the associates’ extra-accounting information so that their accounting policies are in line with those used by Telecom.

d.6) Consolidation of structured entities

The Company, through one of its subsidiaries located in Uruguay (Telemás S.A.), has executed certain agreements with other companies (Bersabel S.A., Audomar S.A., Dolfycor S.A., Reiford S.A., Tracel S.A., Space Energy Tech S.A. and Visión Satelital S.A., collectively license-holding entities) for the purpose of rendering on behalf of and by order of such companies’ certain installation services, collections, administration of subscribers, marketing and technical assistance, financial advisory services and general business advising, with respect to cable television services in Uruguay. The Company maintains control of these entities in accordance with the guidelines of IFRS 10, so the present consolidated financial statements include their assets, liabilities, and results. Since the Company did not hold an equity interest in these companies until January 2025, the offsetting entry of the net effect of the consolidation of their assets, liabilities and results is disclosed until that moment under the line items “Equity attributable to non-controlling interests” and “Net Income attributable to non-controlling interests”.

In February 2025, Adesol acquired 100% of the non - controlling interests in the license-holding entities. This acquisition was approved by the regulatory authority through Resolution No. 79 issued by the Ministry of Industry, Energy and Mining of Uruguay, dated February 27, 2025, and published in the Official Gazette of the Eastern Republic of Uruguay on March 12, 2025. This transaction represents a transaction between controlling and non-controlling shareholders in equity for $55,315 million.

d.7) Business Combinations

Telecom applies the acquisition method of accounting for business combinations. The consideration for each acquisition is measured at fair value of the assets given (acquisition cost).

The identifiable assets and the liabilities assumed of the acquired company that meet the conditions for recognition under IFRS 3 are recognized at fair value at the acquisition date, except for certain particular cases provided by such standard.

Any excess between: a) the sum of the consideration transferred, plus non-controlling interests (valued at fair value or at their proportional participation on identifiable net assets), plus acquisition‑date fair value of the acquirer’s previously held equity interest in the acquire (if any) and b) the net of the acquisition‑date amounts of the identifiable assets acquired and the liabilities assumed determined on the acquisition date, is recognized as goodwill. Otherwise, the gain is immediately recognized in the income statement.

Acquisition direct costs are recognized in the Income Statements when they are incurred.

For more details on the acquisitions made, see Note 29.

d.8) Business combinations under common control

The business combinations between companies under common control, which are accounted for considering the book value of the acquired company in the parent company. Unrealized result is also eliminated unless the transaction provides evidence of the asset transferred.

e)    Revenues

Revenues are recognized (net of discounts and returns) to the extent the sales agreement has commercial substance, provided it is considered probable that economic benefits will flow to Telecom and their amount can be measured reliably.

Telecom discloses its revenues into two large groups: services and equipment. Revenues from sales of services are recognized at the time services are rendered to the customers. Revenues from sales of equipment are recognized at the point in time when the control is transferred and the performance obligation is performed.

The main performance obligations of Telecom are:

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Mobile Services: include mainly consist of monthly basic fees, revenues from prepaid credit sales and online recharges, airtime usage charges, roaming and interconnection charges, VAS charges, and other services. Telecom provides mobile services in Argentina and Paraguay.

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Internet Services: include mainly consist of fixed monthly fees received from residential and corporate customers (mainly high-speed subscriptions – broadband and non-dedicated internet-). Telecom provides internet services in Argentina, Uruguay and Paraguay.

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Cable Television Services: include mainly consist of monthly fees and certain variable consumption fees related to on demand services. Telecom provides cable television services in Argentina, Uruguay and Paraguay.

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Fixed and Data Services: include mainly consist of voice services monthly fees, measured service and fixed-line IP telephony / unified communications, interconnection services, capacity leases and data transmission services for companies (among others; private networks, dedicated lines, broadcasting signal transport, cybersecurity and IOT solution – internet of things –, Cloud & Infrastructure services – technological solutions – and Special projects). Telecom provides fixed and Data services in Argentina, USA, Uruguay, Paraguay and Chile.

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Other Services Revenues: include mainly revenues from billing remuneration and collection management on behalf of third parties, revenues related to fintech services, administrative revenues and revenues from the sale of advertising space, among others.

Revenues from transactions that include more than one item have been recognized separately to the extent they have commercial substance on their own. In those cases, in which payment is deferred in time, such as construction contracts, the effect of the time value of money must be accounted for. Non-refundable up-front connection fees (one-time revenues), generated at the beginning of the relationship with the customers, are deferred and charged to income over the term of the contract or, in the case of indefinite period contracts, over the average period of the customer relationship.

Monthly fees paid in advance are disclosed net of trade receivables until the service is rendered.

Revenues on construction contracts are recognized based on the stage of completion (percentage of completion method). Such method provides an accurate representation of the transfer of goods in construction contracts because revenues are recognized based on the progress of the construction. When the outcome of a construction contract can be estimated reliably, the revenues and costs associated with the construction contract are recognized as revenues and expenses respectively by reference to the stage of completion of the contract activity at the end of the reporting period. When it is probable that total contract costs will exceed total contract revenues, the expected losses are immediately recognized as expenses.

During the year ended December 31, 2025 Telecom recognized revenues from construction contracts in the amount of $8,115 million. However, during the years ended December 31, 2024 and 2023, Telecom has not recognized income from construction contracts.

f)    Financial Instruments

At initial recognition, Telecom measures financial assets and liabilities at its fair value. In the case of a financial asset, not at fair value through profit or loss, transaction costs that are directly attributable to its acquisition or issuance will be added or removed.

f.1) Financial Assets

Classification and measurement

Based on the business model for managing financial assets and the contractual terms of the cash flows, Telecom classifies and measures its financial assets into the following categories:

-Financial assets measured at amortized cost: Financial assets that are held with the objective of collecting contractual cash flows, and whose cash flows consist solely of payments of principal and interest, are measured at amortized cost.

-Financial assets at fair value through other comprehensive income (FVOCI): Financial assets that are held both to collect contractual cash flows and for sale, and whose cash flows consist solely of payments of principal and interest, are measured at fair value through other comprehensive income.

-Financial assets measured at fair value through profit or loss (FVPL): Financial assets that do not meet the criteria to be measured at amortized cost or at FVOCI, meaning their objective is to generate cash flows through their sale, are measured at FVPL.

For more information about financial instruments, see Note 23.

Interest income on these financial assets is recognized within “Other financial results,” under the line item “Other net interest,” using the effective interest method.

Income and expenses arising from financial assets (investments) measured at fair value are included in the line item “Changes in the fair value of financial assets” within “Other financial results, net.”

Changes in the carrying amount of financial assets measured at fair value through other comprehensive income are recognized in other comprehensive income, except for impairment gains or losses, interest income, and foreign exchange differences, which are recognized in profit or loss within “Other financial results, net”.

As of December 31, 2025, the Company maintains financial assets measured at amortized cost, financial assets measured at FVPL, and financial assets measured at FVOCI.

Telecom reclassifies debt investments only when its business model for managing those assets changes.

Financial assets, excluding DFI, include:

Cash and Cash Equivalents

Cash equivalents are short-term and highly liquid investments that are readily convertible to known amounts of cash, subject to an insignificant risk of changes in value and their original maturity or the remaining maturity at the date of purchase does not exceed three months. Cash and cash equivalents are recorded according to their nature, at fair value or amortized cost.

Telecom applies the indirect method to reconcile the net income for the year with the cash flows generated by its operations.

Bank overdrafts are disclosed in the consolidated statement of financial position as current borrowings and in the cash flow statements as financing activities of Telecom, because they are part of the short-term financial structure.

Trade and Other Receivables

Trade and other receivables are initially recognized at fair value and, in general, subsequently measured at amortized cost using the effective interest method, less allowances for doubtful accounts.

Sometimes, mobile telephony customer pays for the handset the price net of the discount. Such discount is allocated between handset sale revenues and service revenues, generating, initially, the recognition of a contractual asset. Contractual assets are initially recognized at fair value and subsequently measured at amortized cost, less allowances for bad debts, if any.

The effects of the variation in the fair value of other credits measured at fair value through profit or loss impact the line “Financial discounts on assets, debts and others” in “Other financial results, net”.

Investments

Governments bonds include the Bonds issued by National, Provincial and Municipal Governments. Securities and bonds are measured at fair value.

Other investments are held for collection of contractual cash flows, where those cashflows represent solely payments of principal and interest, are measured at amortized cost.

Investments in mutual funds are carried at fair value.

Impairment of Financial Assets

At the time of initial recognition of financial assets (and at each closing), Telecom estimates the expected losses, with an early recognition of a provision, pursuant to IFRS 9.

Regarding trade receivables, and using the simplified approach provided by such standard, Telecom measures the allowance for doubtful accounts for an amount equal to the lifetime expected credit losses.

The expected losses to be recognized are calculated based on a percentage of un-collectability per maturity ranges of each financial asset. For such purposes, Telecom analyzes the performance of the financial assets grouped by type of market. Such historical percentage must contemplate the future collectability expectations regarding those financial assets and, therefore, those estimated changes in performance.

Derecognition of Financial Assets

Telecom derecognizes a financial asset when the contractual rights to the cash flows of such assets expire or when it transfers the financial asset and, therefore, all the risks and benefits inherent to the ownership of the financial asset are transferred to another entity.

Gains or losses arising from the derecognition of the asset are recognized directly in net income for the year and are presented within “Other financial results, net”. In the case of financial assets measured at FVOCI, upon derecognition of a financial asset, the cumulative gain or loss previously recognized in other comprehensive income is reclassified from equity to net income for the year and recognized within “Other financial results, net.”

f.2) Financial Liabilities

Classification and measurement

Financial liabilities comprise trade payables, borrowings, leases liabilities and certain other liabilities.

Financial liabilities are initially recognized at fair value and subsequently measured at amortized cost. For more information about the measurement of Financial liabilities, see Note 23.

Borrowings

Any difference between the proceeds (net of transaction costs) and the redemption amount is recognized in profit or loss over the period of the borrowings using the effective interest method.

In the case of loan exchange, Telecom analyzes whether the modifications therein are substantial or not, in order to define whether it is a cancellation or modification, respectively, of the original liability. If the analysis results in a cancellation, a new liability is recognized. If it is not accounted for as a cancellation, any costs or fees incurred adjust the carrying amount of the borrowing and are amortized over the remaining term of the modified borrowing. The results generated by the renegotiation of loans are included in the line “Borrowings renegotiation results” within Financial results from borrowings.

Other liabilities

Below are some particular issues regarding certain financial liabilities included in Other liabilities.

Funds to be paid to customers correspond to the amounts owed to users of the digital wallet, held by the subsidiary Micro Sistemas. These funds are held in the user’s payment account until the user requests withdrawal.

Derecognition of Financial Liabilities

Telecom derecognize a financial liability (or part of it) when it has been extinguished, i.e., when the obligation specified in the corresponding agreement is discharged, repaid or expires.

f.3) Derivatives

Derivatives are recognized at fair value on the date a derivative contract is entered into, and they are subsequently remeasured to their fair value at the end of each reporting period. The accounting for subsequent changes in fair value depends on whether the derivative is designated as a hedging instrument and, if so, the nature of the item being hedged.

Derivatives are used by Telecom to manage their exposure to exchange rate and interest rate risks.

At inception of the hedge relationship, Telecom documents the economic relationship between hedging instruments and hedged items, including whether changes in the cash flows of the hedging instruments are expected to offset changes in the cash flows of hedged items. Telecom documents its risk management objective and strategy for undertaking its hedge transactions.

DFIs are classified as a non-current asset or liability when the remaining maturity of the hedged item is more than 12 months. They are classified as a current asset or liability when the remaining maturity of the hedged item is less than 12 months.

The effective portion of changes in the fair value of DFI that are designated and qualify as cash flow hedges is recognized in OCI. The gain or loss relating to the ineffective portion is recognized immediately in profit or loss, within “Financial costs”. When a hedge no longer meets the criteria for hedge accounting, gains or losses are immediately reclassified to profit or loss.

Changes in the fair value of DFI that do not meet the criteria for hedge accounting, are recorded in profit or loss.

If the hedged item is a prospective transaction that results in the recognition of a non-financial asset or liability or a firm commitment, the cumulative gain or loss that was initially recognized in OCI is reclassified to the carrying amount of such asset or liability.

For additional information about derivatives instruments, see Note 23.c).

g)    Inventories

Inventories are measured at the lower of the restated for inflation cost and net realizable value. The cost is determined under the weighted average price method. The net realizable value represents the estimated selling price in the ordinary course of business less the applicable variable sale costs.

The estimate of the Allowance for obsolescence of inventories is determined for those assets that, at year end, due to the advancement of technology and/or slow rotation, have lost their value.

The value of inventories does not exceed its recoverable value at the end of the year.

h)    PP&E and Investment properties

PP&E are measured at acquisition and/or construction cost restated for inflation less accumulated depreciation and impairment losses. Acquisition cost includes expenditures that are directly attributable to the acquisition of the items.

Subsequent costs are included in the asset’s carrying amount or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to Telecom and the cost of the item can be measured reliably. The carrying amount of any component accounted for as a separate asset is derecognized when replaced. All other repairs and maintenance are charged to profit or loss during the reporting period in which they are incurred.

Gains and losses on disposals are determined by comparing proceeds with carrying amount. These are included in profit or loss within “Other operating expenses, net”.

Investment properties mainly include land and buildings that are not occupied for Telecom own operations.

These assets were initially recognized at fair value at the acquisition date. Subsequently, they are measured using the cost model, being carried at cost restated for inflation less accumulated depreciation and accumulated impairment losses, if any.

Depreciation of PP&E and Investment properties is calculated on a straight-line basis over the ranges of estimated useful lives of each class of assets.

The ranges of the estimated useful lives of the main classes of PP&E are the following:

Estimated Useful Life (in years)
Real Estate	5 - 50
Fixed Network and Transportation	4 - 20
Mobile Network Access	3 – 7
Tower and Pole	10 – 20
Switching Equipment	2 – 7
Computer Equipment	3 – 5
Vehicles	5
Goods lent to customers at no cost	2 – 4
Power Equipment and Installations	2 – 12
Machinery, diverse equipment and tools	5 – 10

For Investment properties, the estimated remaining useful life of buildings is 20 years. Investment properties consisting of land are not depreciated.

The assets’ residual values and useful lives of PP&E and Investment properties, as well as the depreciation methods, are reviewed and adjusted, if appropriate, at the end of each reporting period.

i)    Intangible Assets

Intangible assets are valued at their restated for inflation cost, less accumulated amortization (in the case of intangible assets with a finite useful life) and impairment losses, if any.

Intangible assets comprise the following:

- Incremental Costs from the Acquisition of Contracts: These costs are capitalized as intangible assets to the extent the conditions for the recognition of an intangible asset are met, i.e., provided Telecom expects to recover those costs and provided they are costs that Telecom would not have incurred if the contract had not been successfully obtained. Such assets will be amortized under the straight-line method over the contractual relationship of the related transferred service.

- Licenses

a.	5G licenses: Includes the assignment of 5G spectrum of the frequency bands 3,400-3,500 MHz assigned to Telecom Argentina and 3,550-3,600 MHz assigned to TMA.
b.	3G/4G licenses: Includes the 3G and 4G frequency bands assigned to Telecom Argentina and TMA.
c.	Núcleo´s licenses: Includes PCS licenses, for spectrum in the 700 MHz band and internet and data transmission licenses.

PCS and SRCE licenses (Argentina): Correspond to licenses of Telecom Argentina and TMA, over which the Management has considered that the licenses have an indefinite useful life because there is no foreseeable limit to the period over which the asset is expected to generate net cash inflows for Telecom Argentina and TMA. Therefore, these licenses are subject to a recoverability assessment, at least on an annual basis.

The Company’s management has concluded that the licenses described in a), b) and c) have a finite useful life.

- Customer Relationship: Customer relationship comprises contracts with Telecom’s customers that were incorporated as a result of the merger between Telecom Argentina and Cablevisión, as well as those customer contracts identified as a result of acquisitions made by Telecom, among which, in 2025, the customer relationship recognized upon the acquisition of TMA was included. The customer relationship is amortized based on the estimated tenure of the acquired customers.

- Brands: It includes the brands Telecom and Personal, which were recognized as a result of the merger between Telecom Argentina and Cablevisión. It should be noted that, as a result of the rebranding implemented in December 2025, Telecom Argentina will provide its services under the “Personal” brand, and the “Telecom” brand will thereafter be used as an institutional brand. These brands are not amortized because they are considered to have an indefinite useful life, and, therefore, are subject to evaluation of their recoverability at least annually.

In addition, Telecom recognized the right to use the “Movistar” brands, arising from the acquisition of TMA. Such right originates from the contractual license agreement executed on the acquisition date and has been recognized as an identifiable intangible asset in accordance with IFRS 3. The useful life of the asset, set at one year from the acquisition date, was determined based on the terms established in the license agreement.

- Content activation: Telecom capitalizes payments made for the acquisition of audiovisual content licenses and payments made for co-production of content, which includes direct costs and general production expenses, until the content is made available.

- Internally generated software: Internally generated developments that meet the capitalization criteria established in IAS 38, among others, those directly attributable to the design and testing of identifiable software, which are recognized as intangible assets when the following criteria are met: a) it is technically feasible to complete the software so that it will be available for use; b) management intends to complete the software and use or sell it; c) there is an ability to use or sell the software; d) it can be demonstrated how the software will generate probable future economic benefits; e) adequate technical, financial and other resources to complete the development and to use or sell the software are available; and f) the expenditure attributable to the software during its development can be reliably measured. These costs include personnel remuneration costs involved in the development.

Capitalized development costs are recorded as intangible assets and amortized from the point at which the asset is ready for use. Costs associated with maintaining software programs are recognized as an expense as incurred.

- Other: Included exclusivity rights, software rights of use, the right to use, and data transmission licenses, among others.

Amortization of intangible assets is calculated on a straight-line basis over the ranges of estimated useful lives of each class of assets. The ranges of the estimated useful lives of the main classes of intangible assets are the following:

Estimated useful lives (years)
5G licenses	20
3G/4G licenses	15
Núcleo´s licenses	5-10
Customer Relationship	5-14
Incremental Costs from the Acquisition of Contracts	2
Content activation	2
Internally generated software	5-10
Other	2-28

j)    Assets classified as held for sale

According to IFRS 5, non-current assets are classified as held for sale if their carrying amount will be recovered principally through a sale transaction rather than through continuing use and a sale is considered highly probable. They are measured at the lower of their carrying amount and fair value less costs to sell, except for certain exceptions.

An impairment loss is recognized for any initial or subsequent write-down of the asset to fair value less costs to sell. A gain is recognized for any subsequent increases in fair value less costs to sell of an asset, but not in excess of any cumulative impairment loss previously recognized. A gain or loss not previously recognized by the date of the sale of the noncurrent asset is recognized at the date of derecognition.

Non-current assets are not depreciated or amortized while they are classified as held for sale and are presented separately from the other assets in statements of financial position.

As of December 31, 2025, Telecom held real estate properties classified as held for sale totaling $3,011 million. Management expects these assets to be delivered before October 2026.

As of December 31, 2024, one property remained classified as held for sale, with a carrying amount of $2,322 million. The property was delivered in February 2025.

k)    Right of use assets and lease liabilities

Telecom maintains several contracts that fall under the definition of leases in accordance with IFRS 16, which can be summarized as follows: a) sites leases (for antenna placement); b) real estate leases (for commercial offices and others); c) poles leases (for wiring layout); d) dark fiber rights of use (for data transmission) and e) space leases (for localization of own antennas).

Right of use assets are measured at restated for inflation cost comprising the amount of the initial measurement of lease liability, any lease payments made at or before the commencement date less any lease incentives received, any initial direct costs, and restoration costs.

The average useful life is estimated at 1-6 years and the amortization of the right-of-use assets is calculated on a straight-line basis over the lease term of each agreement, except in those cases where the Company will exercise a call option, which will be amortized according to the useful life of the asset.

Lease liabilities include the net present value of the fixed payments (including in-substance fixed payments), less any lease incentives receivable, the variable lease payments that are based on an index or a rate, initially measured using the index or rate as at the commencement date, the amounts expected to be payable by Telecom under residual value guarantees, the exercise price of a purchase option if Telecom is reasonably certain to exercise that option, and the payments of penalties for terminating the lease, if the lease term reflects Telecom exercising that option.

The lease payments are discounted using the interest rate implicit in the lease. If that rate cannot be readily determined, which is generally the case for leases in the group, the lessee’s incremental borrowing rate is used, being the rate that the individual lessee would have to pay to borrow the funds necessary to obtain an asset of similar value to the right-of-use asset in a similar economic environment with similar terms, security and conditions.

The financial results generated by lease liabilities (interest and exchange differences) are included in Other foreign currency exchange gains (losses) and Other interests, net within Other financial results, net.

Finally, Telecom is exposed to potential future increases in variable lease payments based on an index or rate, which are not included in the lease liability until they take effect. When adjustments to lease payments based on an index or rate take effect, the lease liability is reassessed and adjusted against the right-of-use asset.

l)    Goodwill

Goodwill is measured as described in item d.7) of this Note. Goodwill has indefinite useful life and its recoverable value must be assessed at least once a year.

m)    Impairment of Fixed and Intangible Assets

The Company assesses whether there are any indicators of impairment in the value of the assets that are subject to amortization, contemplating both internal and external factors.

Intangible assets with an indefinite useful life and goodwill are not subject to amortization and are tested for impairment at least annually, at closing date of every year, or more frequently if events or circumstances indicate that they might be impaired.

The carrying value of an asset is considered impaired when it exceeds its recoverable value, which is the higher of the fair value (less direct selling costs) and its value in use. In this case, a loss shall be immediately recognized in the consolidated statement of income.

To assess impairment losses, Telecom groups the assets into cash-generating units (CGU), which represent the smallest group of assets that generates cash largely independent of the cash inflows from other assets or groups of assets. Based on the characteristics of the services provided and its Fixed and Intangible Assets, for fiscal year 2025 the Company has defined the following CGUs: “ICT Services in Argentina – Personal Network” (CGU Personal Network), “ICT Services in Argentina – TMA Network” (CGU TMA Network), and each foreign subsidiary, and other Argentine subsidiaries that provide services different from ICT services, grouped within “Other segments” are separate CGUs. According to this, the net book value of a CGU includes goodwill, intangible assets with an indefinite useful life and assets with a defined useful life.

The table below shows the impairment recognized by concept:

	For the years ended December 31,
	2025	2024	2023

	Gain (loss)
Assets classified as held for sale	—	—	(396)
Impairment of PP&E (a)	(10,783)	—	—
Goodwill of subsidiaries (a)	(15,941)	—	—
Other assets	(284)	1,455	(504)
Total	(27,008)	1,455	(900)
a)	As of December 31, 2025, Telecom recognized in its consolidated financial statements an impairment loss of $26,724 million arising from the recoverability test of Fixed and Intangible Assets at the Adesol CGU level. For further details, see section u.1) of this note.

Except for the above mentioned, no other significant impairments have been identified as a result of the evaluation realized.

The possible reversal of PP&E, intangible assets and rights of use assets impairment losses is reviewed for the issuance of all consolidated financial statements. The net effects of the recognition and reversal of the above-mentioned impairments are recorded under “Impairment of Fixed and Intangible Assets”, which is described in Note 25.

For further information on the recoverability analysis of Fixed and Intangible Assets associated with CGU Personal Network and CGU TMA Network, see item u.1) of this Note.

n)    Other liabilities

Pension Benefits

Pension benefits shown under Other liabilities represent accrued benefits under collective bargaining agreements for employees who retire upon reaching normal retirement age, or earlier due to disability in Telecom. Benefits consist of the payment of a single lump sum equal to the salary of one month for each five years of service at the time of retirement due to retirement age or disability. The collective bargaining agreements do not provide for other post-retirement benefits such as life insurance, health care, and other welfare benefits.

The net periodic pension costs are recognized in the income statement, segregating the financial component, as employees render the services necessary to earn pension benefits. However, actuarial gains and losses should be presented in the statements of comprehensive income. Actuarial assumptions and demographic data, as applicable, were used to measure the benefit obligation as required by IAS 19, as amended. Telecom does not make plan contributions or maintain separate assets to fund the benefits at retirement.

The actuarial assumptions used are based on market interest rates, experience and the best estimate made by the Management of the future economic conditions. Changes in these assumptions may impact future benefit costs and obligations. The main assumptions used in determining expense and benefit obligations are the following:

	2025	2024	2023
Discount Rate (1)	2.2% - 8.2%	3.0% - 7.7%	4.2% - 12.2%
Projected increase rate in compensation	3% - 31%	10.0% - 31.0%	32.0% - 175.0%
1)	Represents real discount rates.

Additional information on pension benefits is provided in Note 19.

Deferred revenues on prepaid credit

Revenues from unused traffic and data packs for unexpired prepaid credits are deferred and recognized as revenue when they are used by customers or when such credit expires, whichever happens first.

Deferred revenues on connection fees

Non-refundable up-front connection or installation fees for fixed telephony, data, cable and Internet services are deferred over the term of the contract, or in the case of indefinite period contracts, over the average period of customer relationship.

Deferred Revenues on International Capacity Leases

Under certain network capacity purchase agreements, Telecom sells excess purchased capacity to other carriers. Revenues are deferred and recognized as services are provided.

o)    Salaries and Social Security Payables

These include unpaid salaries, vacation and bonuses and their related social security contributions, as well as termination benefits, and are measured at the amounts expected to be paid when the liabilities are settled.

Termination benefits represent severance indemnities that are payable when employment is terminated in accordance with labor regulations, or when, at the discretion of Telecom, an employee is offered severance in exchange for these benefits.

Termination benefits are recognized when Telecom can no longer withdraw the offer of such benefits, or when costs for a restructuring that falls within the scope of IAS 37 are recognized (i.e., when there is a detailed formal plan for the restructuring and a valid expectation that the restructuring will be carried out) and which entails the payment of termination benefits, whichever occurs first.

In cases where the arrangements include deferred payments (pre-retirement benefits), the employee’s entitlement to receive the monthly installments begins on the termination date and ends when the beneficiary reaches the statutory mandatory retirement age or upon the beneficiary’s death, whichever occurs first. When termination benefits vest over a period exceeding twelve months from the end of the fiscal year, such benefits are measured at their present value.

p)    Taxes Payable

The main taxes that have an impact on net income are the following:

Income Tax

The income tax expense or credit for the period is the tax payable on the current period’s taxable income, based on the applicable income tax rate for each jurisdiction, adjusted by changes in deferred tax assets and liabilities attributable to temporary differences and to unused tax losses.

Income tax is recognized in the consolidated income statement, except to the extent that they relate to items recognized in “Other comprehensive income” or in equity, in which case they will also be recognized under such items. The income tax expense for the year comprises current and deferred tax.

The current income tax charge is calculated on the basis of the tax laws enacted or substantively enacted at the end of the reporting period in the countries where the company and its subsidiaries operate and generate taxable income. Management periodically evaluates uncertain tax positions taken based on what is described in section u.4 of this note.

Deferred income tax is provided in full, using the liability method, on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the consolidated financial statements, whose reversals in the future will have an impact on taxable income. The deferred tax asset / liability is disclosed under a separate item of the Consolidated Statements of Financial Position.

Deferred tax assets (including unused tax loss carryforwards) are recognized only if it is probable that future taxable amounts will be available to utilize those temporary differences and losses. Tax loss carryforwards may be computed against future taxable income for a maximum of five years, except for Chile where tax loss carryforwards have no statute of limitations.

Deferred tax assets that may arise from differences related to investments in controlled companies will be recognized whenever it is probable that the temporary differences will reverse in the foreseeable future and that taxable profits are available against which said temporary differences can be used.

Deferred income tax is determined using tax rates (and laws) that have been enacted or substantively enacted by the end of the reporting period and are expected to apply when the related deferred income tax asset is realized or the deferred income tax liability is settled.

Deferred tax assets and liabilities are offset when Telecom has the legally enforceable right to offset the amounts recognized and when the deferred tax balances relate to the same taxation authority and to the same tax entity or to different entities that intend to settle tax assets and liabilities on a net basis.

A deferred tax asset shall be subjected to a recoverability test at the end of every reporting period in line with what is described in section u.3 of this note.

In Argentina, since fiscal year 2021, Law No. 27,630 stablished an increasing rate scale related to the taxable income of each taxpayer, which is adjusted annually starting in fiscal year 2022 according to the CPI of October of the prior year to the adjustment, with respect to the same month of the previous year.

The scales of rates in force in each year presented based on the taxable income are detailed below:

Rate	2025	2024	2023
25%	Up to $101.7 million	Up to $34.7 million	Up to $14.3 million
30%	For the exceeding of $101.7 million and up to $1,016.7 million,	.For the exceeding of $34.7 million and up to $347 million	For the exceeding of $14.3 million and up to $143 million
35%	For the exceeding of $1,016.7 million	For the exceeding of $347 million	For the exceeding of $143 million

In addition, there is in force a withholding tax regime on distributed dividends of 7% applicable to shareholders who are Argentine resident individuals and to nonresident shareholders.

In Argentina, cash dividends received from a foreign subsidiary are computed on the statutory income tax rate under the application of the “world rate” principle. However, as per tax law, income taxes paid abroad may be recognized as tax credits, both the income tax paid abroad by the subsidiary and the withholding tax on cash dividends.

The statutory income tax rate in Uruguay was 25% for all years presented.

The statutory income tax rate in Paraguay was 10% for all years presented. Telecom Argentina recognized a deferred tax liability arising from the effect of the difference in the income tax rates between Argentina and Paraguay on the accumulated profits because it is probable that these accumulated profits will flow in the form of dividends subject to income tax. Additionally, there is a tax on dividends and profits with a rate of 8% for individuals or legal entities residing in Paraguay and 15% for non-residents.

In the USA, the federal flat income tax rate is 21%. For the State of Florida, the income tax rate is 5.5%. Additionally, the subsidiaries MFH, Naperville, and Saturn are not subject to income tax in the USA as they are “Foreign-owned US disregarded” LLCs.

In Chile, the income tax rate for companies under the Pro Pyme regime (as is the case of Ubiquo) was 10% for fiscal year 2023 and 12.5% for fiscal year 2024 to 2027, pursuant to Law No. 21,755. For fiscal year 2028, it will be 15%. Starting in fiscal year 2029, 25% will apply.

Income Tax Inflation Adjustment - Argentina

In Argentina, in accordance with the provisions of the regulations in force in the Income Tax Law, the inflation adjustment set out in Title VI of the law has been applied since fiscal year 2019, as since that year the variation of the CPI required was verified by the regulation.

The income tax inflation adjustment corresponding to fiscal years beginning on or after January 1, 2021, is fully charged to the fiscal year.

Additionally, it was established, in general, the update of the cost of several assets -in case of disposal- and the update of computable depreciation of Fixed Assets, to all acquisitions or investments made in fiscal years beginning on January 1, 2018 based on changes in the CPI.

In accordance with Law No. 27,701, taxpayers that determine a positive tax inflation adjustment in the first two fiscal years beginning on or after January 1, 2022 may allocate one third (1/3) of such adjustment in that fiscal year and the remaining two thirds (2/3), in equal parts, over the following two fiscal years, provided that they make investments in property, plant and equipment (excluding automobiles) for an amount equal to or greater than $30,000 million in each of those periods. Telecom Argentina made investments exceeding this threshold during fiscal years 2023 and 2024; therefore, the tax inflation adjustment corresponding to those fiscal years was recognized in accordance with the mechanism established by Law No. 27,701.

On March 6, 2026, Law No. 27,802 (“Labor Modernization Law”) was published in the Official Gazette, introducing certain tax amendments. With respect to the Income Tax and inflation adjustment, the law provides that tax losses carryforwards generated in fiscal years beginning on or after January 1, 2025, shall be adjusted based on the variation of the CPI recorded between the month-end of the fiscal year in which the losses were incurred and the month-end of the fiscal year being assessed.

Other Taxes and fees

In addition, Telecom is affected by various taxes and fees that affect its activity, such as: a) VAT, b) internal taxes, c) export duties, d) tax on bank credits and debits, e) turnover tax, f) municipal fees, g) SU contribution, h) ENACOM’s control, inspection and verification fee and Radioelectric Rights, i) tax on audiovisual communication services, among others.

PAIS Tax on Imports of Services and Goods

In July 2023, the PEN, through a decree regulated by “AFIP” (currently ARCA) established that all purchases of foreign currency made by residents in the country for the payment of certain obligations would be subject to the PAIS tax (Spanish acronym for the phrase “For an Inclusive and Supportive Argentina”):

Additionally, in December 2023, the PEN, through a decree regulated by ARCA, established that the subscription in pesos of bonds or securities issued in US dollars by the Central Bank of Argentina (BCRA) by those who hold debts for imports of goods with customs entry registration and/or imports of services - as established by the BCRA - effectively provided, up to and including December 12, 2023, would also be subject to the PAIS Tax.

The PAIS Tax expired on December 22, 2024.

The tax described is an expense that, by its nature, was caused by a financial transaction, which was the payment of an obligation with third parties. Consequently, and following its accounting policy, the Company has defined its disclosure in the consolidated income statement in the line “Other financial results, net” as “Other taxes and bank expenses”. As of December 31, 2024 and 2023, the expense recognized by this tax amounted to $75,143 million and $9,604 million, respectively.

As provided in Law No. 27.541, the validity of the PAIS Tax ended on December 22, 2024.

In July 2025, ARCA implemented a special procedure enabling importers to request the refund of advance payments of the PAIS Tax generated by certain transactions that could not be offset in whole or in part.

Telecom Argentina adhered both to the regime established by ARCA General Resolution No. 5,720 and to that set forth in ARCA General Resolution No. 5,765, resulting in a gain from recoveries of $4,888 million. As of December 31, 2025, the credit recognized amounts to $5,148 million and is presented under “Other receivables” in the line item “Current and non-current tax credits.”

q)    Provisions

Telecom records provisions when it has a present, legal or constructive obligation, to a third party, as a result of a past event, when it is probable that an outflow of resources will be required to satisfy the obligation and when the amount of the obligation can be estimated reliably.

If the effect of the time value of money is material, and the payment date of the obligations can be reasonably estimated, provisions to be accrued are the present value of the expected cash flows, considering the risks associated with the obligation. The increase in the provision due to the passage of time is recognized as finance expenses within “Other financial results, net”. For more information, see Note 20.

Provisions also include the expected costs of dismantling assets and restoring the corresponding site if a legal or constructive obligation exists.

r)    Dividends

Dividends payables are reported as a change in equity in the year in which they are approved by the Shareholders’ Meeting.

For non-cash assets dividends, dividends payable are valued at the fair value of the assets to be delivered.

s)    Merger Surplus

Due to the merger between Telecom Argentina (surviving entity and accounting acquired) and Cablevisión (absorbed entity), a merger surplus was generated, which mainly reflects the difference between the fair value of the consideration transferred and the book value of the equity of Telecom Argentina as of the effective date of the merger, which took place on January 1, 2018.

t)    Net Earnings (losses) per Share

Basic earnings (loss) per share is calculated by dividing the net income (loss) attributable to owners of the Parent by the weighted average number of ordinary shares outstanding during the year. On the other hand, diluted earnings (losses) per share is computed by dividing the net income (loss) for the year by the weighted average number of common shares issued and dilutive potential common shares at the closing of the year. Since Telecom Argentina has no dilutive potential common stock outstanding, diluted earnings (losses) per share and basic earnings (losses) per share are the same.

For the years ended December 31, 2025, 2024 and 2023 the weighted average number of shares outstanding amounted to 2,153,688,011.

u)    Use of Estimates

The preparation of consolidated financial statements requires the Company’s Management to make estimates and assumptions based also on significant judgments, experience and hypotheses considered reasonable and realistic in relation to the information known at the time of the estimate.

Such estimates have an effect on the measurement of assets and liabilities and disclosure of contingent assets and liabilities at the date of these consolidated financial statements as well as the measurement of revenues and costs during the year. Actual results could differ, even significantly, from those estimates because of possible changes in the factors considered in the determination of such estimates. Estimates are reviewed periodically.

The main accounting estimates and assumptions which require significant judgments, that could affect the valuation of assets and liabilities, are addressed below:

u.1)   Recoverability of Fixed and Intangible Assets

CGU Personal Network

a)    Year 2025

As indicated in paragraph m) of this note, the Company monitors goodwill and, in determining its recoverable amount, considers the higher of its fair value (less costs of disposal) and its value in use. As of December 31, 2025, the recoverable amount of CGU Personal Network goodwill was determined based on value in use, since it proved to be higher than fair value less costs of disposal as of the same date.

The recoverable amount was determined based on value in use. For such calculation, the cash flows used as the basis for the calculation of value in use are derived from the 2026 budget approved by Management and serve as the basis for the cash flow projections through 2030.

To determine the recoverable value of the CGU Personal Network, which amounted to $12,774,695 million as of December 31, 2025, the Company’s Management applied a long-term growth rate of 2.8% to the normalized cash flows used in the terminal value, consistent with ICT industry benchmarks.

In preparing such cash flows, the Company considered the market conditions in which Telecom Argentina operates. In addition, the Company’s Management prepared estimates based on past performance and the expected future behavior of certain variables that are sensitive in determining the recoverable amount, including revenue projections, WACC, the long-term growth rate to the normalized cash flows used in the terminal value and macroeconomic variables such as inflation rates, exchange rates, among others.

The cash flows were discounted using a WACC of 10.81%, which reflects the specific risks associated with the industry and the country in which Telecom Argentina operates.

As a result of the calculation mentioned above, the value in use exceeds the carrying amount of the CGU Personal Network by 12.7%.

The Company has considered the following sensitivity analysis of the recoverability test, assessing reasonably possible changes in the key assumptions:

a)

By reducing the long-term growth rate to the normalized cash flows used in the terminal value by approximately 50%, while keeping all other assumptions unchanged, the value in use equals the carrying amount of the CGU Personal Network.

b)	By increasing the WACC by 9.6%, while keeping all other assumptions unchanged, the value in use equals the carrying amount of the CGU Personal Network.
c)	By decreasing the revenues by 2.3% for the cash flow period 2026-2030, and keeping the rest of the assumptions unchanged, the value in use equals the carrying amount of the CGU Personal Network.

As of December 31, 2025, the results of recoverability test were satisfactory, therefore, no impairment has been recorded.

b)    Year 2024

As of December 31, 2024, the Company reviewed the estimated recoverable value which was calculated based on the fair value less the costs of disposal of CGU Personal Network, since it was higher than the value in use on the same date.

In order to determine the fair value less the costs of disposal, which amounted to $11,128,150 million as of December 31, 2024, the Company’s Management has considered the market capitalization value of CGU Personal Network based on an average share market price of $2,635 per share of Telecom $3,466.3 in current currency as of December 31, 2025 calculated based on market prices in BYMA weighed by the volume of the transactions corresponding to the three-month period prior December 31, 2024).

The Company’s Management has used this valuation method because the share market price is volatile and subject to wide fluctuations, mainly due to the complex macroeconomic environment in the country.

In order to determine the fair value of the CGU Personal Network, the above-mentioned market capitalization value was adjusted by (i) the estimated fair value of other CGUs; (ii) the effect of the net liabilities not subject to this impairment testing, calculated at their estimated fair value; (iii) the effect of a 29% control premium (determined by the Company with the assistance of independent advisors, based in the values observed in market transactions for the ICT Services industry for the period 2015 to 2024); and (iv) estimated disposal costs for an orderly transaction, which include costs such as legal and advisory fees that could be directly associated with the sale of the CGU Personal Network. Therefore, the fair value qualifies as level 2 of fair value hierarchy in accordance with IFRS 13.

As a result of the calculation mentioned above, the recoverable value exceeded the carrying amount of the CGU Personal Network by approximately 14.5%.

As a sensitivity analysis, the Company has evaluated that variations in the following key assumptions would equate the fair value less costs of disposal with the carrying amount of the CGU Personal Network, noting that:

a)	Decreasing a 19.2% the market capitalization value, and keeping the rest of the assumptions stable, the fair value less disposal costs would equal its carrying amount of the CGU.
b)	Decreasing a 85.5% control premium, and keeping the rest of the assumptions stable, the fair value less disposal costs would equal its carrying amount of the CGU.

As of December 31, 2024, the results of recoverability test were satisfactory, therefore, no impairment has been recorded.

c)    Year 2023

As of December 31, 2023, the Company reviewed the estimated recoverable value which was calculated based on the fair value less the costs of disposal of CGU Personal Network, since it was higher than the value in use on the same date.

In order to determine the fair value less the costs of disposal, which amounted to $13,055,731 million as of December 31, 2023, the Company’s Management has considered the market capitalization value of CGU Personal Network based on an average share market price of $1,321.4 ($3,785 in current currency as of December 31, 2025) per share of Telecom (calculated based on market prices in BYMA weighed by the volume of the transactions corresponding to the three-month period prior December 31, 2023).

The Company’s Management has used this valuation method because the share market price is volatile and subject to wide fluctuations, mainly due to the complex macroeconomic environment in the country.

In order to determine the fair value of the CGU Personal Network, the above-mentioned market capitalization value was adjusted by (i) the estimated fair value of other CGUs; (ii) the effect of the net liabilities not subject to this impairment testing, calculated at their estimated fair value; (iii) the effect of a 29% control premium (determined by the Company with the assistance of independent advisors, based in the values observed in market transactions for the ICT Services industry for the period 2015 to 2023); and (iv) estimated disposal costs for an orderly transaction, which include costs such as legal and advisory fees that could be directly associated with the sale of the CGU Personal Network. Therefore, the fair value qualifies as level 2 of fair value hierarchy in accordance with IFRS 13.

As a result of the calculation mentioned above, the recoverable value exceeded the carrying amount of the CGU Personal Network by approximately 27.9%.

The Company has considered the following sensitivity analysis of the recoverability test, evaluating reasonably possible changes in the key assumptions:

●	Decreasing a 35.6% the market capitalization value, and keeping the rest of the assumptions stable, the fair value less disposal costs would equal its carrying amount of the CGU.
●	if the Company had not considered a control premium, keeping the rest of the premises stable, the fair value less disposal costs would be 10.3% higher the carrying amount of the CGU.

As of December 31, 2023, the results of recoverability test were satisfactory, therefore, no impairment has been recorded.

CGU TMA Network

As of December 31, 2025, the Company reviewed the estimate of the recoverable amount of its PP&E, intangible assets—both with definite and indefinite useful lives—and the goodwill arising from the acquisition of TMA (see Note 29). These assets were initially recognized at fair value at the acquisition date.

The recoverable amount was determined based on value in use. For such calculation, the cash flows used by TMA as the basis for the calculation of value in use correspond to the 2026 budget approved by TMA’s Management, serving as the basis for the cash flow projections through 2030.

The preparation of these cash flows involved an analysis of the economic and competitive environment of the market in which TMA operates, as well as an assessment of the historical performance and expected future behavior of relevant variables, including revenues, operating margins, WACC, long-term growth rate to the normalized cash flows used in the terminal value, and macroeconomic factors such as inflation and exchange rates.

To determine the recoverable value of the CGU TMA Network, which amounted to $3,260,202 million as of December 31, 2025, TMA’s Management considered a long-term growth rate of 2.8% to the normalized cash flows used in the terminal value, consistent with ICT industry benchmarks.

The cash flows were discounted using a WACC of 10.81%, which reflects the specific risks associated with the industry and the country in which TMA operates.

As a result of the calculation mentioned above, the value in use exceeds the carrying amount of the CGU TMA Network, resulting in a substantial headroom. Accordingly, the Company concluded that no impairment has to be recognized.

As part of its sensitivity analysis, TMA evaluated variations in key assumptions of the CGU TMA: i) With respect to the long-term growth rate to the normalized cash flows used in the terminal value, even under a scenario where such rate decreases by 20%, while keeping all other assumptions unchanged, no impairment of Fixed and Intangible Assets would have to be recognized; and ii) with respect to the WACC, even under a scenario in which such rate increases by 20%, while keeping all other assumptions unchanged, no impairment of Fixed and Intangible Assets would have to be recognized.

Other subsidiaries CGU

a)	Year 2025

As of December 31, 2025, Telecom recognized in its consolidated financial statements an impairment loss of $26,724 million corresponding to the recoverability test of Fixed and Intangible Assets at the Adesol CGU level, based on the determination of their recoverable amount using value in use. The cash flows used as the basis for the calculation of value in use correspond to the 2026 budget approved by Adesol’s Management, serving as the basis for the projections of future cash flows. The cash flows were discounted at a WACC of 7.45%, which reflected the specific risks related to the industry and the country where the CGU operates. Of the total, $15,941 million were allocated to goodwill and $10,783 million to PP&E.

b)	Years 2024 and 2023

With respect to the tests performed on the goodwill allocated to Other segments, the results were satisfactory; therefore, as of December 31, 2024 and 2023, respectively, no impairments have been recognized.

u.2)   Useful lives and residual value (amortizable) of PP&E and Intangible assets

PP&E and intangible assets with definite useful lives are depreciated or amortized on a straight-line basis over their estimated useful lives. The determination of the depreciable amount of the assets and their useful lives involves significant judgment. Telecom periodically reviews, at least at each financial year-end, the estimated useful lives and the residual value of its PP&E and amortizable intangible assets.

u.3)   Income Tax and deferred tax: recoverability assessment of deferred tax assets and other tax receivables

Income taxes (current and deferred) are calculated in Telecom according to a reasonable interpretation of the tax laws in effect in each jurisdiction where the companies operate. The recoverability assessment of deferred tax assets sometimes involves complex estimates to determine taxable income and deductible and taxable temporary differences between the carrying amounts and the taxable amounts. In particular, deferred tax assets are recognized to the extent that future taxable income will be available against which they can be utilized. The measurement of the recoverability of deferred tax assets is based on future estimates of taxable income derived from each company’s projections.

The actual moment of the future taxable revenues and deductions may differ from those estimated, and may produce an impact on future income.

On the other hand, the recoverability assessment of the tax receivable related to the actions of recourse filed in connection with income tax inflation adjustment (Note 16), is based on the existing legal arguments and future behavior of Tax Courts and the National Tax Authority in the review procedures of the filings submitted.

u.4)   Uncertain tax positions

The Company’s Management periodically evaluates the positions taken in tax returns regarding situations in which the applicable tax regulation is subject to interpretation considering the probability that the tax authority will accept each treatment, and, if applicable, records tax provisions to reflect the effect of uncertainty for each treatment based on the amount estimated to be paid to the tax authorities.

If the final tax result with respect to uncertain treatments is different from the amounts that were recognized, such differences will have an effect on income tax and deferred tax provisions in the year in which such determination is made.

Uncertain tax positions are described in Note 16 under the headings:

-	“Income Tax – Reimbursement Claims filed with the Tax Authority – Telecom Argentina” and “Income Tax – Reimbursement Claims filed with the Tax Authority – TMA” resulting from reimbursement claims filed with the AFIP (currently ARCA) to claim the full income tax overpaid for fiscal years 2009-2019 under the argument that the inability to apply income tax inflation adjustment is confiscatory; and
-	“Income Tax – Inflation adjustment for tax purposes – Telecom Argentina” which describes the criteria followed by Telecom Argentina by which it has calculated in its tax return corresponding to fiscal years 2021 and 2024 the restated tax amortization of all its PP&E and intangible assets pursuant to Articles 87 and 88 of the Income Tax Law and applying the tax loss carryforwards from previous years in accordance with the restatement mechanism provided under Article 25 of such Law, a criterion that was applied for the determination of the income tax provision for the 2024 year.

u.5)   Provisions for Legal Claims and contingent liabilities

Telecom is subject to proceedings, lawsuits and other claims related to labor, civil, tax, regulatory and commercial. In order to determine the proper level of provisions, the Management the likelihood of any adverse judgments or outcomes related to these matters as well as the range of probable losses that may result from the potential outcomes. Internal and external legal counsels are consulted on these matters. A determination of the amount of provisions required, if any, is made after analysis of each individual issue.

The determination by the Management of the required provisions may change in the future, among other reasons, due to new events that occur in each claim, or facts not known at the time of the evaluation of the cases or changes in the jurisprudence or applicable legislation.

u.6)   Allowance for Bad Debts

The recoverability of trade receivables is measured by considering the aging of the accounts receivable balances, un-subscription of customers, historical write-offs, public sector and corporate customer creditworthiness and changes in the customer payment terms, as well as the estimates regarding future performance, assessing the expected credit loss in accordance with IFRS 9. If the financial condition of the customers were to deteriorate, the actual write-offs could be different from expected.

u.7)   Business combination

The application of the acquisition method requires the measurement at fair value of the identifiable assets acquired and liabilities assumed in a business combination as of the acquisition date.

In determining the fair value of identifiable net assets, Management is required to exercise significant judgment in selecting the valuation approach deemed most representative for each asset or liability. In carrying out this valuation, the Company’s Management has also received support from third-party valuation specialists.

Assets

i)	Income approach: applying either the discounted cash flow method or the excess earnings method.
ii)	Cost approach: determining the replacement cost for the same service capacity, and depreciating it for age, condition, level of obsolescence.
iii)	Market approach (comparable sales): analyzing data obtained from publicly available information in markets where comparable assets are transacted, adjusted by the level of obsolescence.

Liabilities

i)	For provisions related to lawsuits and contingencies, the probability of cash outflows associated with the identified contingencies was assessed and the corresponding fair values were determined with the support of the Company’s legal advisors. Such estimates were prepared based on the information available as of the acquisition date.
ii)	Certain other identified liabilities were measured based on discounted future cash flows using a real discount rate consistent with prevailing market conditions.

For further details on the net assets recognized in the business combination, see Note 29.

v)   New Standards and Interpretations issued by the IASB

v.1) New Standards and Interpretations issued by the IASB applied

Telecom has applied the following new standards and amendments for the first time from January 1, 2025:

Standards and amendments	Description	Mandatory application date for years beginning on or after
Amendments to IAS 21	Lack of Exchangeability: Evaluation of when a currency is exchangeable into another currency;	January 1, 2025

The application of the detailed amendment did not generate any impact on the results of operations or the financial situation of Telecom.

v.2) New Standards and Interpretations issued by the IASB not in force

As of the date to prepare these consolidated financial statements, the following new standards and amendments to the existing ones are mandatory for periods beginning after December 31, 2025:

Standards and amendments	Description	Mandatory application date for years beginning on or after
Amendments to IFRS 7 and 9	Classification and Measurement of Financial Instruments	January 1, 2026
Amendments to IFRS 7 and 9	Financial effects of nature-dependent electricity contracts, such as Power Purchase Agreements that rely on sources like wind and solar energy. Clarification, measurement, and disclosure.	January 1, 2026
IFRS 18	Presentation and disclosure in financial statements	January 1, 2027

If new standards or their amendments permit early adoption, it should be noted that on August 15, 2023, the CNV issued General Resolution No. 972/23, which does not allow early application of new IFRS Accounting Standards or their amendments, except that the CNV specifically permitted at the time of adoption. Management is analyzing the potential impacts of such standards.